Equity Accounted Investments (Tables)	12 Months Ended
Dec. 31, 2014
Equity Method Investments and Joint Ventures [Abstract]
Condensed Summary of Company's Investments in and Advances to Joint Ventures

A condensed summary of the Company’s investments in and advances to equity-accounted investees are as follows (in thousands of U.S. dollars, except percentages):

		As at December 31,
	Ownership	2014	2013
Investments in Equity-accounted Investees	Percentage	$	$
Malt Joint Venture (note 3h)	52%	263,446	228,183
RasGas 3 Joint Venture	40%	141,866	125,648
Exmar LPG Joint Venture (note 3g)	50%	126,690	82,576
Exmar Joint Venture	50%	97,037	86,387
TIL (note 3e)	16%	63,715	—
Tiro and Sidon Joint Venture	50%	54,540	52,118
Angola Joint Venture	33%	50,887	54,168
Sevan Marine Equity Investment (note 3f)	43%	34,985	40,740
BG (note 3c)	20%-30%	20,704	—
Other	50%	19,551	20,489

Total		873,421	690,309

	Ownership	As at December 31,
Loans to Equity-accounted Investees	Percentage	2014	2013
Yamal LNG Joint Venture (note 3b)	50%	97,157	—
Exmar LPG Joint Venture (note 3g)	50%	82,677	82,068
Tiro and Sidon Joint Venture	50%	18,006	12,781
SkaugenPetroTrans Joint Venture	50%	14,500	16,079
Teekay LNG-Marubeni Joint Venture (note 3h)	52%	11,039	10,274
Other	16%-50%	28,201	19,570

Total		251,580	140,772

(1)	The Company also has loans to joint venture partners of $1.8 million as at December 31, 2014 (2013—$28.5 million).

Condensed Summary of Company's Financial Information for Joint Venture

A condensed summary of the Company’s financial information for equity-accounted investments (16% to 52% owned) shown on a 100% basis are as follows:

	As at December 31,
	2014(1)	2013(2)
Cash and restricted cash	434,833	323,065
Other assets- current	249,882	165,919
Vessels and equipment	3,345,590	2,496,086
Net investment in direct financing leases	1,873,803	1,907,458
Other assets—non-current	150,618	302,255

Current portion of long-term debt and obligations under capital lease	526,097	501,683
Other liabilities—current	217,180	216,659
Long-term debt and obligations under capital lease	2,958,698	2,973,170
Other liabilities—non-current	459,907	256,465

	Year ended December 31,
	2014(1)	2013(2)	2012(3)(4)
Revenues	998,655	940,156	659,030
Income from vessel operations	454,135	328,430	241,702
Realized and unrealized (loss) gain on derivative instruments	(58,884)	16,334	(56,307)
Net income	300,837	288,550	120,395

Certain of the comparative figures have been adjusted to conform to the presentation adopted in the current year.

(1)	The results included for TIL are from the date of incorporation in January 2014.
(2)	The results included for the Exmar LPG BVBA are from the date of acquisition in February 2013.
(3)	The results included for the Teekay LNG-Marubeni Joint Venture are from the date of acquisition of the MALT LNG Carriers, which were acquired in February 2012.
(4)	The results included for the Angola Joint Venture are from the time the vessels were delivered in August, September, October 2011 and January 2012, respectively.